RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company as of and for the six months ended September 30, 2024 and 2023:

Name of related parties	Relationship with the Company
Minzhu Xu	Chairperson of the Board
Beijing Paranovus Technology Co., Ltd (“Beijing Paranovus”)	A company controlled by the Hainan Paranovus’s legal representative

Significant balances with due to the related parties were as follows:

	As of September 30,	As of March 31,
	2024	2024
Minzhu Xu	$770,333	$-
Beijing Paranovus	64,713	-
Total	$835,046	$-

Balances due to Minzhu Xu and Beijing Paranovus are the result of the normal business transactions stated above. The balance due to Beijing Paranovus comprise mainly payments made on behalf such as audit assurance fee. The balances were all unsecured, non-interest bearing and payable on demand. Whereas the balance due to Minzhu Xu represents amounts received in advance used for the general working capital resources of the Company. The balances were all unsecured, bearing a fixed interest of 8% per annum and payable on demand.

For the six months ended September 30, 2024 and 2023, interest expense on related party loans amounted to $20,333 and nil, respectively.